Share Plans (Schedule of Fair Value Assumptions for Performance Share Unit) (Details) (Performance Shares)	12 Months Ended
Sep. 26, 2014
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected stock price volatility	28.00%
Peer group stock price volatility	33.00%
Correlation of returns	17.00%